Goodwill	12 Months Ended
Jun. 30, 2024
Goodwill [Abstract]
Goodwill

Note 8. Goodwill

Goodwill
Year ended June 30, 2022	-
Acquisitions through business combinations	249,725
Effect of changes in foreign exchange rates	1,715
As of June 30, 2023	$251,440

As of June 30, 2023
Cost	251,440
Accumulated impairment	-
Net book amount	251,440

Year ended June 30, 2024	251,440
Effect of changes in foreign exchange rates	11,092
As of June 30, 2024	262,532

As of June 30, 2024
Cost	262,532
Accumulated impairment	-
Net book amount	262,532

As of June 30, 2024 no goodwill impairment losses were recognized.